RECAPITALIZATION (Details Narrative) - USD ($)			12 Months Ended
	May 13, 2025	Feb. 17, 2025	Dec. 31, 2025	Dec. 31, 2024
RecapitalizationLineItems [Line Items]
Recapitalization costs		$ 350,000,000
Ordinary shares, par value			$ 0.0001	$ 0.0001
Reverse stock split	1-for-40		1 for 40
Voting interest percentage			64.40%
Business combination gross proceeds amount			$ 811,370
Transaction costs			$ 545,543
IPO [Member]
RecapitalizationLineItems [Line Items]
Number of warrants to purchase shares issued			359,974
Private Placement [Member]
RecapitalizationLineItems [Line Items]
Number of warrants to purchase shares issued			244,083
Securities Purchase Agreement [Member] | Cobra Alternative Capital Strategies LLC [Member]
RecapitalizationLineItems [Line Items]
Aggregate principal amount		$ 3,750,000
Conversion price per share		92.50%
Derivative, Floor Interest Rate		4.00%
Common Stock [Member]
RecapitalizationLineItems [Line Items]
Share price			$ 460
Common Class A [Member]
RecapitalizationLineItems [Line Items]
Ordinary shares, par value			$ 0.0001